UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 May 13th, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $158,665


List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE

							 VALUE      SHARES/  SH/   PUT/  INVSMNT  OTHER      	VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     CUSIP   	(x$1000)   PRN AMT  PRN   CALL  DSCRETN  MANAGERS	SOLE  SHARED  NONE

AFLAC Inc. 	 	   COM 	  	  001055102	 317 	 6000 	 		SOLE 		 	6000
Affirmative Insurance 	   COM 	  	  008272106	 25 	 10000 	 		SOLE 		 	10000
American Express Co. 	   COM 	  	  025816109	 8874 	 196325  		SOLE 		 	196325
Boeing Company 	   	   COM 	  	  097023105	 7566 	 102334 	 	SOLE 		 	102334
Boston Scientific Corp     COM 	  	  101137107	 5739 	 798210 	 	SOLE 		 	798210
Calpine Corp. 	 	   COM NEW	  131347304	 8002 	 504250 	 	SOLE 		 	504250
Chesapeake Energy Corp     COM 	  	  165167107	 6217 	 185467 	 	SOLE 		 	185467
Corning Inc. 	 	   COM 	  	  219350105	 7104 	 344363 	 	SOLE 		 	344363
Dow Chemical Company 	   COM 	  	  260543103	 6850 	 181452 	 	SOLE 		 	181452
Hewlett-Packard Co 	   COM 	  	  428236103	 4793 	 117000 	 	SOLE 		 	117000
Legg Mason Inc. 	   COM 	  	  524901105	 6690 	 185360 	 	SOLE 		 	185360
Eli Lilly & Co. 	   COM 	  	  532457108	 5272 	 149899 	 	SOLE 		 	149899
Live Nation Inc. 	   COM 	  	  538034109	 3912 	 391225 	 	SOLE 		 	391225
Maui Land & Pineapple Co.  COM 	  	  577345101	 7778 	 1364541 	 	SOLE 		 	1364541
McGraw-Hill Companies 	   COM 	  	  580645109	 5842 	 148269 	 	SOLE 		 	148269
Mesabi Trust 	 	   CTF BEN INT 	  590672101	 4858 	 118081 	 	SOLE 		 	118081
Micron Technology Inc 	   COM 		  595112103	 8143 	 709904 	 	SOLE 		 	709904
New York Times cl A 	   CL A 	  650111107	 4547 	 480142 	 	SOLE 		 	480142
Pfizer Inc. 	 	   COM 		  717081103	 4785 	 235608 	 	SOLE 		 	235608
Qualcomm Inc. 	 	   COM 		  747525103	 1072 	 19554 	 	 	SOLE 		 	19554
Questar Corporation 	   COM 		  748356102	 1474 	 84491 	 		SOLE 		 	84491
Rowan Companies Inc. 	   COM 		  779382100	 5493 	 124333 	 	SOLE 		 	124333
Sony Corporation ADR 	   ADR NEW 	  835699307	 2124 	 66744 	 		SOLE 		 	66744
Sprint Nextel Corp. 	   COM SER 1 	  852061100	 5201 	 1120856 	 	SOLE 		 	1120856
SunPower Corp. Cl B 	   COM CL B 	  867652307	 662 	 39768 	 		SOLE 		 	39768
Teco Energy Inc. 	   COM 		  872375100	 4795 	 255623 	 	SOLE 		 	255623
Tejon Ranch Co. 	   COM 		  879080109	 1116 	 30377 	 		SOLE 		 	30377
Williams Companies 	   COM 		  969457100	 7571 	 242828 	 	SOLE 		 	242828
Cisco Systems Inc. 	   COM 		  17275R102	 5728 	 334022 	 	SOLE 		 	334022
MBIA Inc 	 	   COM 		  55262C100	 1595 	 158815 	 	SOLE 		 	158815
QEP Resources Inc.    	   COM 		  74733V100	 3184 	 78545 	 		SOLE 		 	78545
3M Company 	 	   COM 		  88579Y101	 2765 	 29572 	 		SOLE 		 	29572
Zimmer Holdings Inc 	   COM 		  98956P102	 3903 	 64475 	 		SOLE 		 	64475
Bank of America CNV PFD L  7.25%CNV PFD L 060505682	 1450 	 1434 	 		SOLE 		 	1434
WellsFargo Pfd Series L    PERP PFD CNV A 949746804	 3217 	 3108 	 		SOLE 		 	3108

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